Related Party Transactions (Details) - Schedule of Related Parties with Whom the Group Conducted Significant Transactions, and Relationship	12 Months Ended
Jun. 30, 2023
Fanhua Inc. (“Fanhua”) [Member]
Schedule of Related Parties with Whom the Group Conducted Significant Transactions, and Relationship [Abstract]
Relationship	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. (“Fanhua Lianxing”) [Member]
Schedule of Related Parties with Whom the Group Conducted Significant Transactions, and Relationship [Abstract]
Relationship	Subsidiary of Fanhua Inc.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd. (“Fanhua Yuntong”) [Member]
Schedule of Related Parties with Whom the Group Conducted Significant Transactions, and Relationship [Abstract]
Relationship	Subsidiary of Fanhua Inc.